Pay vs Performance Disclosure - USD ($)		12 Months Ended
	Apr. 22, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Year	Summary Compensation Table Total for Mr. Bruun	Compensation Actually Paid to Mr. Bruun	Summary Compensation Table Total for Mr. Kits van Heyningen	Compensation Actually Paid to Mr. Kits van Heyningen	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs	Value of Initial Fixed $100 Investment Based On Total Shareholder Return(1)	Net Income ($000s)
(a)	(b)	(c)	(b1)	(c1)	(d)	(e)	(f)	(h)
2024	1,199,350	1,203,610(2)	—(2)	—(2)	557,641	527,038(2)	62.02	$(11,048)
2023	1,472,301	952,348(3)	—(3)	—(3)	657,352	344,596(3)	$46.34	$(15,422)
2022	1,355,641	1,399,233(4)	768,470(4)	708,143(4)	1,048,519	1,081,702(4)	$90.04	$24,101

(1)
Represents the cumulative total shareholder return (on a dividends-reinvested basis) on our common stock from December 31, 2021, the last trading day before the earliest year presented in the table, to the last trading day of the relevant year, calculated on the basis of an investment of $100 in our common stock on December 31, 2021.

(2)
Represents compensation actually paid for 2024 to Brent C. Bruun, our chief executive officer during 2024, and the average compensation actually paid for 2024 to Felise B. Feingold, Anthony Pike, Roger A. Kuebel and Robert J. Balog, our other named executive officers for 2024. The employment of Messrs. Kuebel and Balog terminated in 2024, and the compensation actually paid to them includes severance compensation paid to them in 2024, including the acceleration of vesting of certain equity awards. The following table provides the adjustments to total compensation that were made in order to calculate compensation actually paid (excluding the grant-date fair value of equity awards granted in 2024, which is presented separately in the Summary Compensation Table):
Change in Fair Value	Mr. Bruun	Average for non-PEO NEOs
New Grants Unvested at Year-End	261,345	44,524
Prior Year Awards Unvested at Year-End	5,845	815
New Grants that Vested in 2024	—	—
Prior Year Awards that Vested in 2024	(19,082)	(34,399)
Prior Year Awards that Failed to Vest in 2024	—	—
Dividends or Earnings on Awards Before Vesting	—	—
Assumptions used in the calculation of fair values for this table that differed from the assumptions disclosed in the calculation of fair value as of the respective grant dates are: for option valuations as of December 31, 2023, a risk-free rate of 4.49%, volatility of 43.93%, an expected total life of 4.3 years (adjusted down based on time since grant), and the closing stock price on December 31, 2023; for option valuations during 2024, a risk-free rate of 4.36%, volatility of 48.63%, an expected total life of 4.32 years (adjusted down based on time since grant), and the closing stock price on, or in the case of weekend valuation dates immediately prior to, the valuation date; for RSAs, the closing stock price on, or in the case of weekend valuation dates immediately prior to, the valuation date. Assumptions used in the calculation of fair values of options for which vesting was accelerated on April 22, 2024 were a risk-free rate of 5.42%, volatility of 39.91%, an expected total life of 0.25 years, and the closing stock price on April 22, 2024.
(3)
Represents compensation actually paid for 2023 to Brent C. Bruun, our chief executive officer during 2023, and the average compensation actually paid for 2023 to Robert J. Balog and Roger A. Kuebel, our other named executive officers for 2023. Martin Kits van Heyningen, our former chief executive officer, did not serve as a named executive officer during any portion of 2023. The following table provides the adjustments to total compensation that were made in order to calculate compensation actually paid (excluding the grant-date fair value of equity awards granted in 2023, which is presented separately in the Summary Compensation Table):

Change in Fair Value	Mr. Bruun	Average for non-PEO NEOs
New Grants Unvested at Year-End	$233,596	$129,824
Prior Year Awards Unvested at Year-End	(294,664)	(187,549)
New Grants that Vested in 2023	—	—
Prior Year Awards that Vested in 2023	—	—
Prior Year Awards that Failed to Vest in 2023	—	—
Dividends or Earnings on Awards Before Vesting	—	—
Assumptions used in the calculation of fair values for this table that differed from the assumptions disclosed in the calculation of fair value as of the respective grant dates are: for option valuations as of December 31, 2022, a risk-free rate of 3.02%, volatility of 43.19%, an expected total life of 4.24 years (adjusted down based on time since grant), and the closing stock price on December 31, 2022; for option valuations during 2023, a risk-free rate of 4.49%, volatility of 43.93%, an expected total life of 4.3 years (adjusted down based on time since grant), and the closing stock price on, or in the case of weekend valuation dates immediately prior to, the valuation date; for RSAs, the closing stock price on, or in the case of weekend valuation dates immediately prior to, the valuation date.
(4)
Represents compensation actually paid for 2022 to Brent C. Bruun, our current chief executive officer, and Martin Kits van Heyningen, our former chief executive officer who served during a portion of 2022, and the average compensation actually paid for 2022 to Roger A. Kuebel and Felise B. Feingold, our other named executive officers for 2022. The following table provides the adjustments to total compensation that were made in order to calculate compensation actually paid:

Change in Fair Value	Mr. Bruun	Mr. Kits van Heyningen	Average for non-PEO NEOs
Grant Date Fair Value of Equity Awards Granted in 2022	$(419,270)	—	$(235,584)
New Grants Unvested at Year-End	369,718	—	211,517
Prior Year Awards Unvested at Year-End	6,429	26,132	462
New Grants that Vested in 2022	123,252	—	70,514
Prior Year Awards that Vested in 2022	(36,538)	(86,459)	(14,952)
Prior Year Awards that Failed to Vest in 2022	—	—	—
Dividends or Earnings on Awards Before Vesting	—	—	—
Assumptions used in the calculation of fair values for this table that differed from the assumptions disclosed in the calculation of fair value as of the respective grant dates are: for option valuations as of December 31, 2021, a risk-free rate of 0.92%, volatility of 44.98%, an expected total life of 4.28 years (adjusted down based on time since grant), and the closing stock price on December 31, 2021; for option valuations during 2022, a risk-free rate of 3.02%, volatility of 43.19%, an expected total life of 4.24 years (adjusted down based on time since grant), and the closing stock price on, or in the case of weekend valuation dates immediately prior to, the valuation date; for RSAs, the closing stock price on, or in the case of weekend valuation dates immediately prior to, the valuation date.

Named Executive Officers, Footnote		Represents compensation actually paid for 2024 to Brent C. Bruun, our chief executive officer during 2024, and the average compensation actually paid for 2024 to Felise B. Feingold, Anthony Pike, Roger A. Kuebel and Robert J. Balog, our other named executive officers for 2024. The employment of Messrs. Kuebel and Balog terminated in 2024, and the compensation actually paid to them includes severance compensation paid to them in 2024, including the acceleration of vesting of certain equity awards.	Represents compensation actually paid for 2023 to Brent C. Bruun, our chief executive officer during 2023, and the average compensation actually paid for 2023 to Robert J. Balog and Roger A. Kuebel, our other named executive officers for 2023. Martin Kits van Heyningen, our former chief executive officer, did not serve as a named executive officer during any portion of 2023.	Represents compensation actually paid for 2022 to Brent C. Bruun, our current chief executive officer, and Martin Kits van Heyningen, our former chief executive officer who served during a portion of 2022, and the average compensation actually paid for 2022 to Roger A. Kuebel and Felise B. Feingold, our other named executive officers for 2022.
Adjustment To PEO Compensation, Footnote	The following table provides the adjustments to total compensation that were made in order to calculate compensation actually paid (excluding the grant-date fair value of equity awards granted in 2024, which is presented separately in the Summary Compensation Table):
Change in Fair Value	Mr. Bruun	Average for non-PEO NEOs
New Grants Unvested at Year-End	261,345	44,524
Prior Year Awards Unvested at Year-End	5,845	815
New Grants that Vested in 2024	—	—
Prior Year Awards that Vested in 2024	(19,082)	(34,399)
Prior Year Awards that Failed to Vest in 2024	—	—
Dividends or Earnings on Awards Before Vesting	—	—
The following table provides the adjustments to total compensation that were made in order to calculate compensation actually paid (excluding the grant-date fair value of equity awards granted in 2023, which is presented separately in the Summary Compensation Table):

Change in Fair Value	Mr. Bruun	Average for non-PEO NEOs
New Grants Unvested at Year-End	$233,596	$129,824
Prior Year Awards Unvested at Year-End	(294,664)	(187,549)
New Grants that Vested in 2023	—	—
Prior Year Awards that Vested in 2023	—	—
Prior Year Awards that Failed to Vest in 2023	—	—
Dividends or Earnings on Awards Before Vesting	—	—
The following table provides the adjustments to total compensation that were made in order to calculate compensation actually paid:

Change in Fair Value	Mr. Bruun	Mr. Kits van Heyningen	Average for non-PEO NEOs
Grant Date Fair Value of Equity Awards Granted in 2022	$(419,270)	—	$(235,584)
New Grants Unvested at Year-End	369,718	—	211,517
Prior Year Awards Unvested at Year-End	6,429	26,132	462
New Grants that Vested in 2022	123,252	—	70,514
Prior Year Awards that Vested in 2022	(36,538)	(86,459)	(14,952)
Prior Year Awards that Failed to Vest in 2022	—	—	—
Dividends or Earnings on Awards Before Vesting	—	—	—

Non-PEO NEO Average Total Compensation Amount		$ 557,641	$ 657,352	$ 1,048,519
Non-PEO NEO Average Compensation Actually Paid Amount		$ 527,038	344,596	1,081,702
Adjustment to Non-PEO NEO Compensation Footnote	The following table provides the adjustments to total compensation that were made in order to calculate compensation actually paid (excluding the grant-date fair value of equity awards granted in 2024, which is presented separately in the Summary Compensation Table):
Change in Fair Value	Mr. Bruun	Average for non-PEO NEOs
New Grants Unvested at Year-End	261,345	44,524
Prior Year Awards Unvested at Year-End	5,845	815
New Grants that Vested in 2024	—	—
Prior Year Awards that Vested in 2024	(19,082)	(34,399)
Prior Year Awards that Failed to Vest in 2024	—	—
Dividends or Earnings on Awards Before Vesting	—	—
The following table provides the adjustments to total compensation that were made in order to calculate compensation actually paid (excluding the grant-date fair value of equity awards granted in 2023, which is presented separately in the Summary Compensation Table):

Change in Fair Value	Mr. Bruun	Average for non-PEO NEOs
New Grants Unvested at Year-End	$233,596	$129,824
Prior Year Awards Unvested at Year-End	(294,664)	(187,549)
New Grants that Vested in 2023	—	—
Prior Year Awards that Vested in 2023	—	—
Prior Year Awards that Failed to Vest in 2023	—	—
Dividends or Earnings on Awards Before Vesting	—	—
The following table provides the adjustments to total compensation that were made in order to calculate compensation actually paid:

Change in Fair Value	Mr. Bruun	Mr. Kits van Heyningen	Average for non-PEO NEOs
Grant Date Fair Value of Equity Awards Granted in 2022	$(419,270)	—	$(235,584)
New Grants Unvested at Year-End	369,718	—	211,517
Prior Year Awards Unvested at Year-End	6,429	26,132	462
New Grants that Vested in 2022	123,252	—	70,514
Prior Year Awards that Vested in 2022	(36,538)	(86,459)	(14,952)
Prior Year Awards that Failed to Vest in 2022	—	—	—
Dividends or Earnings on Awards Before Vesting	—	—	—

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount		$ 62.02	46.34	90.04
Net Income (Loss)		$ (11,048,000)	$ (15,422,000)	$ 24,101,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	5.42%	4.36%	4.49%	3.02%	0.92%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate	39.91%	48.63%	43.93%	43.19%	44.98%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term	3 months	4 years 3 months 25 days	4 years 3 months 18 days	4 years 2 months 26 days	4 years 3 months 10 days
Mr. Bruun [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 1,199,350	$ 1,472,301	$ 1,355,641
PEO Actually Paid Compensation Amount		1,203,610	952,348	1,399,233
Mr. Kits van Heyningen [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				768,470
PEO Actually Paid Compensation Amount				708,143
PEO | Mr. Bruun [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(419,270)
PEO | Mr. Bruun [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		261,345	233,596	369,718
PEO | Mr. Bruun [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		5,845	(294,664)	6,429
PEO | Mr. Bruun [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				123,252
PEO | Mr. Bruun [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(19,082)		(36,538)
PEO | Mr. Bruun [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. Bruun [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. Kits van Heyningen [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. Kits van Heyningen [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. Kits van Heyningen [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				26,132
PEO | Mr. Kits van Heyningen [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. Kits van Heyningen [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(86,459)
PEO | Mr. Kits van Heyningen [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. Kits van Heyningen [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(235,584)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		44,524	129,824	211,517
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		815	(187,549)	462
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				70,514
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(34,399)		(14,952)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount